Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Cash and cash equivalents
10
Cash and cash equivalents

	2022	2021
(in $ millions)	$	$
Short-term deposits	504	594
Cash at banks and on hand	1,448	4,397
Cash and cash equivalents in the statement of financial position	1,952	4,991

i)
Classification as cash equivalents

Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.

ii)
Restricted cash

Cash and cash equivalents include balances of $174 million (2021: $153 million) held by subsidiaries that operate in countries where legal restrictions apply when the balances are not available for general use by the parent or other subsidiaries.